ACQUISITION (Schedule of Purchase Price Allocation) (Details) (USD $)	0 Months Ended
	Aug. 12, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Purchase Price Allocation:
Goodwill		$ 4,675,820	$ 4,675,820	$ 2,852,107
Hamilton Investment Group Inc [Member]
Purchase Price:
Cash	9,000,000
Stock	2,219,839
Working capital adjustment	2,428,871
Total purchase price	13,648,710
Purchase Price Allocation:
Cash	2,797,327
Accounts receivable	2,291,169
Net assets	5,003,667
Accounts payable and accrued liabilities	647,166
Intangible asset - customer list	2,380,000
Goodwill	1,823,713
Total purchase price	$ 13,648,710